Income Taxes	12 Months Ended
Mar. 31, 2025
Income Taxes [Abstract]
Income Taxes

11. Income Taxes

Cayman Islands and British Virgin Islands

Under the current and applicable laws of Cayman Islands and British Virgin Islands, the Group is not subject to tax on income or capital gains under these jurisdictions.

Hong Kong

IWHL, IWSL and IWAM are incorporated in Hong Kong and are subject to Hong Kong Profits Tax on the taxable income as reported in their respective statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. For the years ended March 31, 2025, 2024 and 2023, Hong Kong Profits Tax was calculated in accordance with the two-tiered profits tax rates regime. For eligible entities, the applicable income tax rate for the first HK$2 million (equivalent to $256,590) of assessable profits is 8.25% whereas assessable profits above HK$2 million (equivalent to $256,590) will continue to be subject to an income tax rate of 16.5%. As is the case of the Group’s connected entities, IWHL, IWSL and IWAM, only one of the connected entities can elect to be charged at two-tiered tax rates. The other entities will be subject to tax rate of 16.5% on all its assessable profits, if any.

The current and deferred portions of the income tax expenses (benefits) included in the consolidated statements of operations and comprehensive loss as determined in accordance with ASC 740 are as follows:

	For the Years Ended March 31,
	2025	2024	2023
Current taxes	$64,427	$15,856	$-
Deferred taxes	(21,193)	(2,497)	(524)
Income tax expenses (benefits)	$43,234	$13,359	$(524)

A reconciliation of the difference between the expected income tax expenses (benefits) computed at Hong Kong profits tax rate of 16.5% and the Group’s reported income tax benefits is shown in the following table:

	For the Years Ended March 31,
	2025	2024	2023
Loss before income taxes	$(4,274,408)	$(4,576,119)	$(207,693)
Applicable income tax rate	16.5%	16.5%	16.5%
Income tax benefits at applicable income tax rate	$(705,277)	$(755,060)	$(34,270)
Non-deductible expenses(1)	881,429	642,533	79,652
Income not subject to tax	(148)	(40)	(22)
Tax effect of two-tiered profits tax rates	(21,554)	(62,480)	(22,680)
Under-provision in previous years	4,632	26,762	-
Change in valuation allowance	(115,848)	161,644	(23,204)
Income tax expenses (benefits)	$43,234	$13,359	$(524)

(1)	Non-deductible expenses for the year ended March 31, 2025 mainly represented expenses incurred by the Company. For the year ended March 31, 2024, these expenses were incurred by both the Company and IWHL. For the year ended March 31, 2023, such expenses were primarily from IWHL. Since the Company and IWHL are holding companies with no operations, these expenses were not allowed to be carried forward and set off against profits in subsequent periods according to Hong Kong tax laws.

Deferred tax

The Group measures deferred tax assets and liabilities based on the difference between the financial statement and tax bases of assets and liabilities at the applicable tax rates. Components of the Group’s deferred tax assets and liabilities are as follows:

	As of March 31,
	2025	2024
Deferred tax assets:
Allowance for credit loss	$17,477	$1,265
Net operating loss carry forwards	99,745	214,543
Depreciation and amortization	6,432	1,395
Less: valuation allowances	(99,745)	(214,543)
Total deferred tax assets, net	$23,909	$2,660

Valuation allowance is provided against deferred tax assets when the Group determines that it is more-likely-than-not that the deferred tax assets will not be utilized in the future. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more-likely-than-not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses and forecasts of future profitability. These assumptions require significant judgment and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying businesses. The statutory tax rates of 16.5%, were applied when calculating deferred tax assets.

As of March 31, 2025 and 2024, the Group had net operating loss carryforwards indefinitely of $604,513 and $1,300,259, respectively, which fully arose from the subsidiaries established in Hong Kong and can be carried forward indefinitely against future assessable profits.

Due to the successive years of losses recognized by the Hong Kong subsidiaries, the Group is uncertain when these net operating losses can be utilized. As a result, the Group provided a 100% allowance on deferred tax assets on net operating losses of $99,745 and $214,543 related to the Hong Kong subsidiaries as of March 31, 2025 and 2024, respectively. The Group had no unrecognized tax benefits as of March 31, 2025 and 2024.

Movement of the Group’s valuation allowance against deferred tax assets is as follows:

	As of March 31,
	2025	2024
Balance at beginning of the year	$214,543	$52,750
(Decrease) increase recognized in the income statement	(115,848)	161,644
Exchange difference	1,050	149
Balance at end of the year	$99,745	$214,543

Under relevant Hong Kong tax laws, tax case is normally subject to investigation by the tax authority for up to 6 years of assessment prior to the current year of assessment, unless in a case of fraud or willful evasion, then the investigation can be extended to cover 10 years of assessment. As of March 31, 2025 and 2024, the Group had no open tax investigation from the tax authority.